Securities purchased (sold) under resale (repurchase) agreements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Summary of securities purchased under agreements to resell

a) Securities purchased under agreements to resell

	March 31, 2020	December 31, 2019
Available portfolio	3,294,442	971,991

National Treasury Notes (NTNs)	3,221,176	771,099
Financial Treasury Bills (LFTs)	—	195,980
National Treasury Bills (LTNs)	73,266	4,912

Collateral held	11,622,352	8,518,099

National Treasury Bills (LTNs)	293,787	1,764,410
National Treasury Notes (NTNs)	11,328,565	6,753,689

Total	14,916,794	9,490,090

	2019	2018
Available portfolio	971,991	488,809

National Treasury Notes (NTNs)	771,099	65,136
Financial Treasury Bills (LFTs)	195,980	38,014
National Treasury Bills (LTNs)	4,912	385,659
Collateral held	8,518,099	6,081,800

National Treasury Bills (LTNs)	1,764,410	4,911,635
National Treasury Notes (NTNs)	6,753,689	1,170,165

Total	9,490,090	6,570,609

Summary of Securities sold under repurchase agreements

b) Securities sold under repurchase agreements

	March 31, 2020	December 31, 2019
National Treasury Bills (LTNs)	16,829,549	8,533,113
National Treasury Notes (NTNs)	3,057,813	5,653,994
Financial Treasury Bills (LFTs)	1,220,908	1,451,300
Agribusiness receivables certificates (CRA)	3,031	—

Total	21,111,301	15,638,407